Other Assets	12 Months Ended
Dec. 31, 2021
Miscellaneous Assets [Abstract]
Other Assets
20.	OTHER ASSETS

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Spare parts	$2,156	$2,836
Refundable deposits	2,009	1,971
Other financial assets	1,000	1,000
Others	2,450	2,035
	$7,615	$7,842
Current
Spare parts	$2,156	$2,836
Others	193	143
	$2,349	$2,979
Noncurrent
Refundable deposits	$2,009	$1,971
Other financial assets	1,000	1,000
Others	2,257	1,892
	$5,266	$4,863

Other financial assets - noncurrent was Piping Fund.  As part of the government’s effort to upgrade the existing telecommunications infrastructure, Chunghwa and other public utility companies were required by the ROC government to contribute to a Piping Fund administered by the Taipei City Government.  This fund was used to finance various telecommunications infrastructure projects.  Net assets of this fund will be returned proportionately after the project is completed.

Chunghwa evaluated that certain other assets will not be used in the future and there was no active market for sale; therefore, the Company determined that the recoverable amount of such assets was nil and recognized impairment losses of $44 million for the year ended December 31, 2019.  The aforementioned impairment loss was included in other income and expenses in the statements of comprehensive income.